UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-207132-11

Central Index Key Number of issuing entity: 0001700668

Citigroup Commercial Mortgage Trust 2017-P7
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Citigroup Global Markets Realty Corp.

(Central Index Key Number: 0001541001)

Citi Real Estate Funding Inc.

(Central Index Key Number: 0001701238)

Natixis Real Estate Capital LLC

(Central Index Key Number: 0001542256)

Principal Commercial Capital

(Central Index Key Number: 0001634437)

(Exact names of sponsors as specified in their respective charters)

Paul Vanderslice, Citigroup Commercial Mortgage Securities Inc., (212) 723-1295
______________________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “March 24 Form ABS-EE”), filed with the Securities and Exchange Commission on March 24, 2017, with respect to Citigroup Commercial Mortgage Trust 2017-P7, Commercial Mortgage Pass-Through Certificates, Series 2017-P7. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the March 24 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: April 13, 2017	/s/ Paul Vanderslice
Name: Paul Vanderslice
Title: President

EXHIBIT INDEX

Exhibit Number     Description

Exhibit 102            Asset Data File

Exhibit 103            Asset Related Document